Operating Expenses - Summary of Operating Expenses by Function (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Expenses 1 [abstract]
Cost of goods sold	£ 1,747	£ 1,767	£ 1,858
Distribution costs	62	59	73
Selling, marketing and product development costs	521	572	631
Administrative and other expenses	802	816	999
Restructuring costs	214		157
Other income	(37)	(45)	(54)
Total net operating expenses	1,562	1,402	1,806
Other net gains and losses	(63)	(178)	(16)
Total	£ 3,246	£ 2,991	£ 3,648